                                      C I G N A



                          CORPORATE VARIABLE UNIVERSAL LIFE

                                    ANNUAL REPORT






                                  [PICTURE OF TREE]



[LOGO]
CIGNA


                                  DECEMBER 31, 1997


                                 Corporate Insurance

TABLE OF CONTENTS



PRESIDENT'S LETTER


REPORT OF INDEPENDENT ACCOUNTANTS

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

SCHEDULE OF CHANGES IN UNIT VALUES



FUND REPORTS:

    THE ALGER AMERICAN FUND ANNUAL REPORT
    Alger American Growth Portfolio
    Alger American Small Cap Portfolio
    Alger American MidCap Growth Portfolio

    CIGNA VARIABLE PRODUCTS GROUP ANNUAL REPORT
    CIGNA Money Market Fund
    S&P 500 Index Fund

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND ANNUAL REPORT
    High Income Portfolio
    Equity-Income Portfolio

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II ANNUAL REPORT
    Investment Grade Bond Portfolio

    JANUS ASPEN SERIES TRUST ANNUAL REPORT
    Janus Aspen Series Worldwide Growth Portfolio
    Janus Aspen Series Short-Term Bond Portfolio

    MFS-Registered Trademark- VARIABLE TRUST ANNUAL REPORT
    MFS Emerging Growth Series
    MFS Total Return Series

    OCC ACCUMULATION TRUST ANNUAL REPORT
    Equity Portfolio
    Small Cap Portfolio
    Managed Portfolio

    TEMPLETON VARIABLE PRODUCTS SERIES FUND ANNUAL REPORT
    Templeton International Fund

                                                        [LOGO]
                                                        CIGNA RETIREMENT &
                                                        INVESTMENT SERVICES

BYRON D. OLIVER
President
CIGNA Retirement & Investment Services

[PHOTO]                                            [LOGO]-Registered Trademark-
                                                   CIGNA


                                                   Routing Code H17C
                                                   280 Trumbull Street
                                                   Hartford  CT  06103
                                                   Telephone  860.534.2746
                                                   Facsimile  860.534.2614


February 17, 1998





Dear Client:

I've enclosed the 1997 Annual Report for your Corporate Variable Universal Life account with CIGNA.

The report summarizes the results of the portfolio managers you have entrusted with your corporate assets. While equity markets encountered some difficulty in the fourth quarter of 1997, overall, the year was a good one for long-term investors.

Let me take this opportunity to again thank you for your business.

If you have any questions or comments about this report, please call Susan Franke in CIGNA Corporate Insurance at 860.726.7276. Susan is available Monday through Friday, 8:00 a.m. to 5:00 p.m.

Regards,


/s/ Byron D. Oliver

Byron D. Oliver
President
CIGNA Retirement & Investment Services

                          REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of Connecticut General
 Life Insurance Company and Participants of the
 CG Corporate Insurance Variable Life Separate Account 02

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts, Alger American Fund - Alger American Growth Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio; CIGNA Variable Products Group - CIGNA Variable Products Money Market Fund, CIGNA Variable Products S&P 500 Index Fund; Fidelity Variable Insurance Products Fund - Equity-Income Portfolio, High Income Portfolio; Fidelity Variable Insurance Products Fund II - Investment Grade Bond Portfolio; Janus Aspen Series - Worldwide Growth Portfolio; MFS Variable Insurance Trust - MFS Emerging Growth Series, MFS Total Return Series; OCC Accumulation Trust - OCC Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio; Templeton Variable Product Series Fund, Templeton International Fund (constituting the CG Corporate Insurance Variable Life Separate Account 02, hereafter referred to as "the Account") at December 31, 1997, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Hartford, Connecticut
February 20, 1998

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997                                                                                        CIGNA VARIABLE
                                                                                                         PRODUCTS GROUP
                                                          ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS           SUB-ACCOUNTS
                                                       ------------------------------------------   -------------------------
                                                                        MIDCAP           SMALL          MONEY
                                                         GROWTH         GROWTH      CAPITALIZATION     MARKET         S&P 500
                                                        -----------   -----------    -----------     -----------    -----------
ASSETS:
Investment in variable insurance
  funds at value                                      $    50,195    $    38,473    $    90,090    $    71,633    $13,451,623
Receivable from Connecticut
  General Life Insurance Company                              856            -              -              -              521
Receivable for fund shares sold                               -              -              -            7,286            -
                                                      -----------    -----------    -----------    -----------    -----------
    Total assets                                           51,051         38,473         90,090         78,919     13,452,144
                                                      -----------    -----------    -----------    -----------    -----------

LIABILITIES:
Payable to Connecticut General
  Life Insurance Company                                      -              -              -            7,286            -
Payable for fund shares purchased                             856            -              -              -              521
                                                      -----------    -----------    -----------    -----------    -----------
    Total liabilities                                         856            -              -            7,286            521
                                                      -----------    -----------    -----------    -----------    -----------

    Net assets                                        $    50,195    $    38,473    $    90,090    $    71,633    $13,451,623
                                                      -----------    -----------    -----------    -----------    -----------
                                                      -----------    -----------    -----------    -----------    -----------

Accumulation units outstanding                              4,287          3,417          7,180          6,869      1,116,073
Net asset value per accumulation unit                 $ 11.709279    $ 11.260065    $ 12.546933    $ 10.428840    $ 12.052632


STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997                                                            FIDELITY VIP II
                                                           FIDELITY VIP         PORTFOLIO
                                                      PORTFOLIO SUB-ACCOUNTS   SUB-ACCOUNT
                                                 --------------------------- ---------------
                                                    EQUITY-         HIGH        INVESTMENT
                                                    INCOME         INCOME       GRADE BOND
                                                 -----------    -----------    -----------
ASSETS:
Investment in variable insurance
  funds at value                                 $   182,841    $   304,891    $ 4,981,725
Receivable from Connecticut
  General Life Insurance Company                       1,227            -              -
Receivable for fund shares sold                          -              -              130
                                                 -----------    -----------    -----------
    Total assets                                     184,068        304,891      4,981,855
                                                 -----------    -----------    -----------

LIABILITIES:
Payable to Connecticut General
  Life Insurance Company                                 -              -              130
Payable for fund shares purchased                      1,227            -              -
                                                 -----------    -----------    -----------
    Total liabilities                                  1,227            -              130
                                                 -----------    -----------    -----------

    Net assets                                   $   182,841    $   304,891    $ 4,981,725
                                                 -----------    -----------    -----------
                                                 -----------    -----------    -----------

Accumulation units outstanding                        15,388         26,433        459,320
Net asset value per accumulation unit            $ 11.881678    $ 11.534462    $ 10.845876

The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1997

                                JANUS
                             ASPEN SERIES                                              OCC ACCUMULATION                 TEMPLETON
                              SUB-ACCOUNT         MFS SERIES SUB-ACCOUNTS         TRUST SERIES SUB-ACCOUNTS            SUB-ACCOUNT
                             ------------     ------------------------------ ------------------------------------      ------------
                               WORLDWIDE       EMERGING        TOTAL                                      SMALL
                                GROWTH          GROWTH         RETURN        EQUITY         MANAGED        CAP        INTERNATIONAL
                             ------------    ------------   ------------  ------------   ------------  ------------   -------------
ASSETS:
Investment in variable
  insurance funds at value   $ 1,660,783    $   309,109    $     3,655    $    47,979    $   334,608   $  1,363,267    $   577,501
Receivable from Connecticut
  General Life Insurance
  Company                          1,921            -              -              -            1,438            -              843
Receivable for fund
  shares sold                        -              -              -              -              -               36            -
                             -----------    -----------    -----------    -----------    -----------   ------------    -----------
    Total assets               1,662,704        309,109          3,655         47,979        336,046      1,363,303        578,344
                             -----------    -----------    -----------    -----------    -----------   ------------    -----------

LIABILITIES:
Payable to Connecticut
  General Life Insurance
  Company                              -            -              -              -              -               36            -
Payable for fund shares
  purchased                        1,921            -              -              -            1,438            -              843
                             -----------    -----------    -----------    -----------    -----------   ------------    -----------
    Total liabilities              1,921            -              -              -            1,438             36            843
                             -----------    -----------    -----------    -----------    -----------   ------------    -----------

    Net assets               $ 1,660,783    $   309,109    $     3,655    $    47,979    $   334,608   $  1,363,267    $   577,501
                             -----------    -----------    -----------    -----------    -----------   ------------    -----------
                             -----------    -----------    -----------    -----------    -----------   ------------    -----------

Accumulation units
  outstanding                    145,879         26,489            318          4,041         28,518        113,524         52,854
Net asset value per
  accumulation unit          $ 11.384653    $ 11.669186    $ 11.495360    $ 11.873582    $ 11.733393    $ 12.008588    $ 10.926369

The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS


STATEMENTS OF OPERATIONS
FOR THE PERIODS INDICATED TO DECEMBER 31, 1997                                                           CIGNA VARIABLE
                                                                                                         PRODUCTS GROUP
                                                          ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS           SUB-ACCOUNTS
                                                       ------------------------------------------   -------------------------
                                                                       MIDCAP           SMALL         MONEY
                                                         GROWTH        GROWTH      CAPITALIZATION    MARKET*        S&P 500
                                                       -----------   -----------   --------------  -----------    -----------
Date deposits first received                              2/24/97        2/24/97        3/31/97       12/24/96        2/24/97

INVESTMENT INCOME:
Dividends                                             $        21    $        20    $         -    $    84,108    $   259,490

EXPENSES:
Mortality and expense risk and
  administrative charges                                      110            262            512         16,075         62,607
                                                      -----------    -----------    -----------    -----------    -----------
    Net investment gain (loss)                                (89)          (242)          (512)        68,033        196,883
                                                      -----------    -----------    -----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Capital distributions from portfolio sponsors                  39            505          1,973            -          294,639
Net realized gain (loss) on share transactions                 63            123            210            -             (855)
                                                      -----------    -----------    -----------    -----------    -----------
  Net realized gain                                           102            628          2,183            -          293,784
Net unrealized gain                                         1,223          5,140         10,441            -        1,320,848
                                                      -----------    -----------    -----------    -----------    -----------
  Net realized and unrealized gain
    on investments                                          1,325          5,768         12,624            -        1,614,632
                                                      -----------    -----------    -----------    -----------    -----------

INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $     1,236    $     5,526    $    12,112    $    68,033    $ 1,811,515
                                                      -----------    -----------    -----------    -----------    -----------
                                                      -----------    -----------    -----------    -----------    -----------


STATEMENTS OF OPERATIONS
FOR THE PERIODS INDICATED TO DECEMBER 31, 1997                               FIDELITY VIP II
                                                           FIDELITY VIP         PORTFOLIO
                                                      PORTFOLIO SUB-ACCOUNTS   SUB-ACCOUNT
                                                 --------------------------- ---------------
                                                    EQUITY-         HIGH        INVESTMENT
                                                    INCOME         INCOME       GRADE BOND
                                                 -----------    -----------    -----------
Date deposits first received                         2/24/97        1/29/97        1/29/97

INVESTMENT INCOME:
Dividends                                        $       -      $     9,263    $     7,879

EXPENSES:
Mortality and expense risk and
  administrative charges                                 944          2,125         16,725
                                                 -----------    -----------    -----------
    Net investment gain (loss)                          (944)         7,138         (8,846)
                                                 -----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Capital distributions from portfolio sponsors            -            1,145            -
Net realized gain (loss) on share transactions           309            240            110
                                                 -----------    -----------    -----------
  Net realized gain                                      309          1,385            110
Net unrealized gain                                   26,400         27,140        192,098
                                                 -----------    -----------    -----------
  Net realized and unrealized gain
    on investments                                    26,709         28,525        192,208
                                                 -----------    -----------    -----------

INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                $    25,765    $    35,663    $   183,362
                                                 -----------    -----------    -----------
                                                 -----------    -----------    -----------

* For the Year Ended December 31, 1997 (Deposits first received
  December 24, 1996)

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS


STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIODS INDICATED TO DECEMBER 31, 1997

                                  JANUS
                              ASPEN SERIES                                              OCC ACCUMULATION                TEMPLETON
                               SUB-ACCOUNT        MFS SERIES SUB-ACCOUNTS         TRUST SERIES SUB-ACCOUNTS            SUB-ACCOUNT
                             ------------     ------------------------------ ------------------------------------      ------------
                               WORLDWIDE      EMERGING         TOTAL                                        SMALL
                                GROWTH         GROWTH          RETURN        EQUITY         MANAGED          CAP       INTERNATIONAL
                             ------------    ------------   ------------  ------------   ------------    ------------  -------------
Date deposits first received     2/24/97        1/29/97        2/24/97        2/24/97        1/29/97        2/24/97        2/24/97

INVESTMENT INCOME:
Dividends                    $     4,457    $       -      $       -      $        43    $     1,914    $        48    $       -

EXPENSES:
Mortality and expense risk
  and administrative charges       5,656          1,959             14            117          1,976          4,515          2,220
                             -----------    -----------    -----------    -----------    -----------    -----------    -----------
  Net investment loss             (1,199)        (1,959)           (14)           (74)           (62)        (4,467)        (2,220)
                             -----------    -----------    -----------    -----------    -----------    -----------    -----------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Capital distributions from
  portfolio sponsors                 561            -              -              153          5,879            341            -
Net realized gain (loss)
  on share transactions              154            230              8             66            236             24            (13)
                             -----------    -----------    -----------    -----------    -----------    -----------    -----------
  Net realized gain (loss)           715            230              8            219          6,115            365            (13)
Net unrealized gain (loss)        43,891         36,451            308          2,992         27,581         19,222         (7,247)
                             -----------    -----------    -----------    -----------    -----------    -----------    -----------
  Net realized and
  unrealized gain (loss)
  on investments                  44,606         36,681            316          3,211         33,696         19,587         (7,260)
                             -----------    -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                 $    43,407    $    34,722    $       302    $     3,137    $    33,634    $    15,120    $    (9,480)
                             -----------    -----------    -----------    -----------    -----------    -----------    -----------
                             -----------    -----------    -----------    -----------    -----------    -----------    -----------

The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED TO DECEMBER 31, 1997                                                           CIGNA VARIABLE
                                                                                                         PRODUCTS GROUP
                                                          ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS           SUB-ACCOUNTS
                                                       ------------------------------------------   -------------------------
                                                                        MIDCAP           SMALL        MONEY
                                                         GROWTH         GROWTH     CAPITALIZATION     MARKET*       S&P 500
                                                        -----------   -----------  --------------  -----------    -----------
Date deposits first received                              2/24/97        2/24/97        3/31/97       12/24/96        2/24/97

OPERATIONS:
Net investment gain (loss)                            $       (89)   $      (242)   $      (512)   $    68,033    $   196,883
Net realized gain                                             102            628          2,183            -          293,784
Net unrealized gain                                         1,223          5,140         10,441            -        1,320,848
                                                      -----------    -----------    -----------    -----------    -----------
  Net increase from operations                              1,236          5,526         12,112         68,033      1,811,515
                                                      -----------    -----------    -----------    -----------    -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium loads                 41,099          1,222            -       20,606,819        916,689
Participant transfers                                       9,624         33,892         82,004    (20,953,420)    10,900,475
Participant withdrawals                                    (1,764)        (2,167)        (4,026)      (260,990)      (177,056)
                                                      -----------    -----------    -----------    -----------    -----------
  Net increase (decrease) from participant
    transactions                                           48,959         32,947         77,978       (607,591)    11,640,108
                                                      -----------    -----------    -----------    -----------    -----------

    Total increase (decrease) in net assets                50,195         38,473         90,090       (539,558)    13,451,623
NET ASSETS:
Beginning of period                                           -              -              -          611,191            -
                                                      -----------    -----------    -----------    -----------    -----------
End of period                                         $    50,195    $    38,473    $    90,090    $    71,633    $13,451,623
                                                      -----------    -----------    -----------    -----------    -----------
                                                      -----------    -----------    -----------    -----------    -----------



STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED TO DECEMBER 31, 1997                              FIDELITY VIP II
                                                        FIDELITY VIP           PORTFOLIO
                                                   PORTFOLIO SUB-ACCOUNTS     SUB-ACCOUNT
                                                 --------------------------  --------------
                                                    EQUITY-         HIGH        INVESTMENT
                                                    INCOME         INCOME       GRADE BOND
                                                 -----------    -----------    -----------
Date deposits first received                         2/24/97        1/29/97        1/29/97

OPERATIONS:
Net investment gain (loss)                       $      (944)   $     7,138    $    (8,846)
Net realized gain                                        309          1,385            110
Net unrealized gain                                   26,400         27,140        192,098
                                                 -----------    -----------    -----------
  Net increase from operations                        25,765         35,663        183,362
                                                 -----------    -----------    -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium loads            61,215         65,300        186,655
Participant transfers                                105,195        217,909      4,637,295
Participant withdrawals                               (9,334)       (13,981)       (25,587)
                                                 -----------    -----------    -----------
  Net increase (decrease) from participant
    transactions                                     157,076        269,228      4,798,363
                                                 -----------    -----------    -----------

    Total increase (decrease) in net assets          182,841        304,891      4,981,725

Net assets:
Beginning of period                                      -              -              -
                                                 -----------    -----------    -----------
End of period                                    $   182,841    $   304,891    $ 4,981,725
                                                 -----------    -----------    -----------
                                                 -----------    -----------    -----------

* For the Year Ended December 31, 1997 (Deposits first received
  December 24, 1996)

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS INDICATED TO DECEMBER 31, 1997

                                  JANUS
                             ASPEN SERIES                                              OCC ACCUMULATION                 TEMPLETON
                              SUB-ACCOUNT        MFS SERIES SUB-ACCOUNTS          TRUST SERIES SUB-ACCOUNTS            SUB-ACCOUNT
                             ------------     ------------------------------ ------------------------------------      ------------
                               WORLDWIDE      EMERGING         TOTAL                                        SMALL
                                GROWTH         GROWTH          RETURN        EQUITY         MANAGED          CAP       INTERNATIONAL
                             ------------    ------------   ------------  ------------   ------------    ------------  -------------
Date deposits first received     2/24/97        1/29/97        2/24/97        2/24/97        1/29/97        2/24/97        2/24/97

OPERATIONS:
Net investment loss          $    (1,199)   $    (1,959)   $       (14)   $       (74)   $       (62)   $    (4,467)   $    (2,220)
Net realized gain (loss)             715            230              8            219          6,115            365            (13)
Net unrealized gain (loss)        43,891         36,451            308          2,992         27,581         19,222         (7,247)
                             -----------    -----------    -----------    -----------    -----------    -----------    -----------
  Net increase (decrease)
    from operations               43,407         34,722            302          3,137         33,634         15,120         (9,480)
                             -----------    -----------    -----------    -----------    -----------    -----------    -----------

ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits,
  net of premium loads           177,366         83,322          2,184         25,651        131,629         53,337        273,855
Participant transfers          1,459,273        206,614          1,763         25,340        184,083      1,298,529        322,803
Participant withdrawals          (19,263)       (15,549)          (594)        (6,149)       (14,738)        (3,719)        (9,677)
                             -----------    -----------    -----------    -----------    -----------    -----------    -----------
  Net increase from
    participant
    transactions               1,617,376        274,387          3,353         44,842        300,974      1,348,147        586,981
                             -----------    -----------    -----------    -----------    -----------    -----------    -----------

  Total increase in
    net assets                 1,660,783        309,109          3,655         47,979        334,608      1,363,267        577,501

NET ASSETS:
Beginning of period                  -              -              -              -              -              -              -
                             -----------    -----------    -----------    -----------    -----------    -----------    -----------
End of period                $ 1,660,783    $   309,109    $     3,655    $    47,979    $   334,608    $ 1,363,267    $   577,501
                             -----------    -----------    -----------    -----------    -----------    -----------    -----------
                             -----------    -----------    -----------    -----------    -----------    -----------    -----------

The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS


STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM DECEMBER 24, 1996* TO DECEMBER 31, 1996

                                                                    CIGNA VARIABLE
                                                                    PRODUCTS GROUP
                                                                      SUB-ACCOUNT
                                                                    --------------
                                                                        MONEY
                                                                        MARKET
                                                                    --------------
OPERATIONS:
Net investment gain                                                 $        563
                                                                    --------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium loads                               621,412
Participant withdrawals                                                  (10,784)
                                                                    --------------
  Net increase from participant transactions                             610,628
                                                                    --------------

    Total increase in net assets                                         611,191

NET ASSETS:
Beginning of period                                                          -
                                                                    --------------
End of period                                                       $    611,191
                                                                    --------------
                                                                    --------------

* Date deposits first received

     The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
December 31, 1997
--------------------------------------------------------------------------------
1.  ORGANIZATION

       CG Corporate Insurance Variable Life Separate Account 02 (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

       The assets of the Account are divided into variable sub-accounts each of which is invested in shares of one of sixteen portfolios (mutual funds) of eight diversified open-end management investment companies, each portfolio with its own investment objective. The variable sub-accounts are:

    ALGER AMERICAN FUND:
       Alger American Growth Portfolio
       Alger American MidCap Growth Portfolio
       Alger American Small Capitalization Portfolio

    CIGNA VARIABLE PRODUCTS GROUP:
       CIGNA Variable Products Money Market Fund
       CIGNA Variable Products S&P 500 Index Fund

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
       Equity-Income Portfolio
       High Income Portfolio

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
       Investment Grade Bond Portfolio

    JANUS ASPEN SERIES:
       Short-Term Bond Portfolio*
       Worldwide Growth Portfolio

    MFS VARIABLE INSURANCE TRUST:
       MFS Emerging Growth Series
       MFS Total Return Series

    OCC ACCUMULATION TRUST:
       OCC Equity Portfolio
       OCC Managed Portfolio
       OCC Small Cap Portfolio

    TEMPLETON VARIABLE PRODUCTS SERIES FUND:
       Templeton International Fund

* Not active. As of December 31, 1997, deposits not received.

2.  SIGNIFICANT ACCOUNTING POLICIES

       These financial statements have been prepared in conformity with generally accepted accounting principles. The following is a summary of significant accounting policies consistently followed in the preparation of the Account's financial statements.

  A. INVESTMENT VALUATION: Investments held by the sub-accounts are valued at their respective closing net asset values per share as determined by the mutual funds as of December 31, 1997. The change in the difference between cost and value is reflected as unrealized gain (loss) in the Statements of Operations.

  B. INVESTMENT TRANSACTIONS: Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
December 31, 1997

  C. FEDERAL INCOME TAXES: The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.


3.  INVESTMENTS

Total shares outstanding and cost of investments as of December 31, 1997 were:


--------------------------------------------------------------------------------------------------------------

                                                                                                     COST OF
SUB-ACCOUNT                                                                    SHARES HELD         INVESTMENTS

--------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                      1,174         $    48,972
Alger American MidCap Growth Portfolio                                               1,591              33,333
Alger American Small Capitalization Portfolio                                        2,059              79,649
CIGNA Variable Products Money Market Fund                                           71,634              71,634
CIGNA Variable Products S&P 500 Index Fund                                         850,292          12,130,775
Fidelity Equity-Income Portfolio                                                     7,531             156,441
Fidelity High Income Portfolio                                                      22,451             277,751
Fidelity Investment Grade Bond Portfolio                                           396,634           4,789,627
Janus Aspen Series Worldwide Growth Portfolio                                       71,004           1,616,892
MFS Emerging Growth Series                                                          19,152             272,658
MFS Total Return Series                                                                220               3,347
OCC Equity Portfolio                                                                 1,314              44,987
OCC Managed Portfolio                                                                7,895             307,027
OCC Small Cap Portfolio                                                             51,698           1,344,045
Templeton International Fund                                                        28,617             584,748
--------------------------------------------------------------------------------------------------------------


Total purchases and sales of shares of each mutual fund, for the periods noted, amounted to:


--------------------------------------------------------------------------------------------------------------

                                                           PERIOD FROM
                                                       DATE INDICATED* TO
                                                       DECEMBER 31, 1997
SUB-ACCOUNT                                                                     PURCHASES             SALES
--------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                        February 24, 1997       $    50,826         $     1,917
Alger American MidCap Growth Portfolio                 February 24, 1997            36,117               2,907
Alger American Small Capitalization Portfolio          March 31, 1997               84,309               4,870
CIGNA Variable Products Money Market Fund              January 1, 1997          18,468,057          19,007,614
CIGNA Variable Products S&P 500 Index Fund             February 24, 1997        12,512,164             380,534
Fidelity Equity-Income Portfolio                       February 24, 1997           166,701              10,569
Fidelity High Income Portfolio                         January 29, 1997            294,464              16,953
Fidelity Investment Grade Bond Portfolio               January 29, 1997          4,827,069              37,552
Janus Aspen Series Worldwide Growth Portfolio          February 24, 1997         1,643,955              27,217
MFS Emerging Growth Series                             January 29, 1997            289,720              17,292
MFS Total Return Series                                February 24, 1997             3,696                 357
OCC Equity Portfolio                                   February 24, 1997            53,438               8,517
OCC Managed Portfolio                                  January 29, 1997            322,628              15,837
OCC Small Cap Portfolio                                February 24, 1997         1,352,012               7,991
Templeton International Fund                           February 24, 1997           594,407               9,646
--------------------------------------------------------------------------------------------------------------

* Date deposits first received, with the exception of CIGNA Variable Products Money Market Fund (deposits first received December 24, 1996).

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
December 31, 1997

4.  CHARGES AND DEDUCTIONS

       CG Life charges each variable sub-account for mortality and expense risks, a daily deduction currently equivalent to .85% per year during the first ten policy years, .45% per year during the eleventh through fifteenth policy years and .15% thereafter.

       CG Life also charges each variable sub-account for administrative costs, a daily deduction currently equivalent to .10% per year during the first ten policy years only.

       The fees charged by CG Life for mortality and expense risks and administrative fees, from variable sub-accounts, for the periods noted, amounted to:

--------------------------------------------------------------------------------------------------------------
                                                          PERIOD FROM           MORTALITY
                                                       DATE INDICATED* TO          AND           ASSET BASED
                                                        DECEMBER 31, 1997        EXPENSE        ADMINISTRATIVE
SUB-ACCOUNT                                                                     RISK FEES            FEES
--------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                        February 24, 1997        $       98      $           12
Alger American MidCap Growth Portfolio                 February 24, 1997               235                  27
Alger American Small Capitalization Portfolio          March 31, 1997                  458                  54
CIGNA Variable Products Money Market Fund              January 1, 1997              14,383               1,692
CIGNA Variable Products S&P 500 Index Fund             February 24, 1997            56,017               6,590
Fidelity Equity-Income Portfolio                       February 24, 1997               844                 100
Fidelity High Income Portfolio                         January 29, 1997              1,902                 223
Fidelity Investment Grade Bond Portfolio               January 29, 1997             14,964               1,761
Janus Aspen Series Worldwide Growth Portfolio          February 24, 1997             5,061                 595
MFS Emerging Growth Series                             January 29, 1997              1,753                 206
MFS Total Return Series                                February 24, 1997                12                   2
OCC Equity Portfolio                                   February 24, 1997               105                  12
OCC Managed Portfolio                                  January 29, 1997              1,768                 208
OCC Small Cap Portfolio                                February 24, 1997             4,040                 475
Templeton International Fund                           February 24, 1997             1,987                 233
--------------------------------------------------------------------------------------------------------------

* Date deposits first received, with the exception of CIGNA Variable Products Money Market Fund (deposits first received December 24, 1996).

       CG Life deducts a premium load of 6.5% of each premium payment to cover sales loads, state taxes and Federal income tax liabilities. An additional 40% on premium payments, up to one guideline annual premium, will be deducted in the first policy year. In the event that the specified amount under the policy is increased, other than a change in the death benefit option, an additional 25% premium load on premium payments up to the increase in the guideline annual premium will be deducted from premium payments received during the 12 months following the increase, to the extent such premium payments are attributable to the increase in specified amount rather than to the previously existing specified amount.

       CG Life charges a policy issue fee of $250 from the accumulation value for a portion of CG Life's administrative expenses.

       CG Life charges a monthly administrative fee of $8 per month. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports.

       CG Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, years since issue, risk class (in accordance with state law) of the insured and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable sub-account and/or the fixed account funding option. The fixed account is part of the general account of CG Life and is not included in these financial statements.

       CG Life charges a $25 transaction fee for each transfer between funding options in excess of four during the policy year. No transaction fee charges were paid to CG Life for the periods ended December 31, 1997.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
December 31, 1997

4.  CHARGES AND DEDUCTIONS (CONTINUED)

       Policy issue fees, which are deducted from the initial premium payment, amounted to $106,750, all of which were deducted from the CIGNA Variable Products Money Market Fund. The fees charged by CG Life for premium loads (deducted from premium payments), administrative fees and the amount deducted for the cost of insurance, all of which are included in participant withdrawals, for variable sub-accounts for the periods noted, amounted to:


-------------------------------------------------------------------------------------------------------------------

                                                         PERIOD FROM
                                                       DATE INDICATED*                       ADMIN-       COSTS OF
                                                       TO DECEMBER 31,        PREMIUM      ISTRATIVE      INSURANCE
SUB-ACCOUNT                                                  1997              LOADS          FEES        DEDUCTION

-------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                        February 24, 1997   $   11,863      $     275      $   1,493
Alger American MidCap Growth Portfolio                 February 24, 1997           85            247          1,920
Alger American Small Capitalization Portfolio          March 31, 1997            -               100          3,926
CIGNA Variable Products Money Market Fund              January 1, 1997      2,857,919          9,775        127,739
CIGNA Variable Products S&P 500 Index Fund             February 24, 1997       80,299         11,989        149,185
Fidelity Equity-Income Portfolio                       February 24, 1997       17,838            750          8,578
Fidelity High Income Portfolio                         January 29, 1997         9,816          1,054         12,794
Fidelity Investment Grade Bond Portfolio               January 29, 1997        18,004          1,658         23,808
Janus Aspen Series Worldwide Growth Portfolio          February 24, 1997       32,574          1,518         17,719
MFS Emerging Growth Series                             January 29, 1997        10,643          1,375         14,170
MFS Total Return Series                                February 24, 1997          513             58            535
OCC Equity Portfolio                                   February 24, 1997        3,221            429          5,655
OCC Managed Portfolio                                  January 29, 1997        30,157          1,488         13,094
OCC Small Cap Portfolio                                February 24, 1997        3,768            197          3,514
Templeton International Fund                           February 24, 1997       27,966            737          7,586
-------------------------------------------------------------------------------------------------------------------


* Date deposits first received, with the exception of CIGNA Variable Products Money Market Fund (deposits first received December 24, 1996).

       For policies issued before April 30, 1997, CG Life will refund 60% of all premium loads previously deducted if a policy is fully surrendered during the first 12 months after issue. If a policy is fully surrendered during the months 13 through 24 after issue, the refund will equal 30% of all premium loads previously deducted. For policies issued after April 30, 1997, if the policy is fully surrendered during the first 12 months after issue, a credit will be paid equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid. For partial surrenders, a transaction charge of $25 is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken, unless the policy owner and CG Life agree otherwise. No premium load refunds or partial surrender transaction charges were paid by CG Life or to CG Life, respectively, attributable to the variable sub-accounts, for the periods ended December 31, 1997.

5.  DISTRIBUTION OF NET INCOME

       The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of death benefits, surrenders, and transfers to other fixed or variable sub-accounts.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
December 31, 1997

6.  DIVERSIFICATION REQUIREMENTS

       Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual funds, that the mutual funds satisfy the requirements of the regulations.

                    CG CORPORATE INSURANCE VARIABLE UNIVERSAL LIFE
                          SCHEDULE OF CHANGES IN UNIT VALUES
                           PERIODS ENDED DECEMBER 31, 1997

----------------------------------------------------------------------------------------------------------------------
                                                     DATE INITIALLY        ACCUMULATION          12/31/97
                                                         FUNDED             UNIT VALUE        ACCUMULATION        %
SUB-ACCOUNT                                          (INCEPTION DATE)      AT INCEPTION         UNIT VALUE      CHANGE
----------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                         2/24/97           $ 10.000000         $ 11.709279       17.1
Alger American MidCap Growth Portfolio                  2/24/97             10.000000           11.260065       12.6
Alger American Small Capitalization Portfolio           3/31/97             10.000000           12.546933       25.5
----------------------------------------------------------------------------------------------------------------------
CIGNA VP Money Market Fund                             12/24/96             10.008961*          10.428840        4.2
CIGNA VP S&P 500 Index Fund                             2/24/97             10.000000           12.052632       20.5
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                    2/24/97             10.000000           11.881678       18.8
Fidelity VIP High Income Portfolio                      1/29/97             10.000000           11.534462       15.3
Fidelity VIP II Investment Grade Bond Portfolio         1/29/97             10.000000           10.845876        8.5
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio           2/24/97             10.000000           11.384653       13.8
----------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                              1/29/97             10.000000           11.669186       16.7
MFS Total Return Series                                 2/24/97             10.000000           11.495360       15.0
----------------------------------------------------------------------------------------------------------------------
OCC Equity Portfolio                                    2/24/97             10.000000           11.873582       18.7
OCC Managed Portfolio                                   1/29/97             10.000000           11.733393       17.3
OCC Small Cap Portfolio                                 2/24/97             10.000000           12.008588       20.1
----------------------------------------------------------------------------------------------------------------------
Templeton International Fund                            2/24/97             10.000000           10.926369        9.3
----------------------------------------------------------------------------------------------------------------------

* Accumulation unit value as of 12/31/96

Accumulation Unit Values are net of charges against the assets of the Variable Account for the assumption of mortality and expense risks and for administrative expenses.

THIS REPORT MAY BE DISTRIBUTED ONLY TO CURRENT CONTRACT HOLDERS OR TO PERSONS WHO HAVE RECEIVED A CURRENT CORPORATE VARIABLE UNIVERSAL LIFE PROSPECTUS.



















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